J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.23

Seller Loan ID	Alt Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXXXX	304313929	XXXXXXXX	XXXXXXXX	Non-QM: Compliant with ATR	Non-QM: Compliant with ATR	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Credit	Warranty Deed / Quit Claim Deed	Cleared Exception	C	A	C	A	2837	The Warranty/ Grant Deed is not included in the loan file.	No	05/17/24: Documentation provided to cure.	The Cash Sale is the Warranty Deed per Title co. warranty deed.pdf (Unclassified) was uploaded	Cleared Exception
XXXXXXXX	304313929	XXXXXXXX	XXXXXXXX	Non-QM: Compliant with ATR	Non-QM: Compliant with ATR	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Compliance	Other	Cleared Exception	C	A	C	A	2807	This loan failed the charges that cannot increase test. The initial LE reflects the Discount Points fee as $XXXX, however the final CD reflects the Discount Points fee as $XXXX for an increase of $ XXXX A change of circumstance for the increased fees was not included in the loan file.	No	5/19/2024: Document provided to cure.	XXXX_XXXX COC.pdf (Unclassified) was uploaded	Cleared Exception